Loan Payable	12 Months Ended
Dec. 31, 2024
Loan Payable [Abstract]
Loan Payable

Note 14 – Loans Payable

Loans Payable to Non-Related Party

Loans payable to non-related parties consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Unsecured – at amortized cost:
Unsecured – at amortized cost: (2022: interest rate: 0.75% per annum)	221,963	325,202

Analyzed between:
Current portion – due within 1 year	81,297	99,125
Non-current portion – due within 2 to 5 years	140,666	226,077
	221,963	325,266

The loans were drawn in 2021 and 2023 from an independent third party. The weighted average annualized interest rate is 2.46% per annum. The weighted average loan term is 3.2 years. This balance includes a loan extended to companies during Covid to allow UYBA and Brera Milano to continue operations while the public could not attend events.

Loans Payable to Related Parties

Director Loans

In April 2023, we received an interest-free loan from Goran Pandev, one of our directors, in the amount of EUR76,554, which was to be repaid within one year and, accordingly, the loan was classified as a current liability on our Consolidated Statement of Financial Position at December 31, 2023. In November 2024, the loan was revised to be repaid no later than three years from its date of issuance. As such, as of December 31, 2024, we have classified the loan as a non-current liability on our Consolidated Statement of Financial Position as of December 31, 2024. The amount of imputed interest is immaterial.

During the period August 29, 2024 to November 29, 2024, Daniel Jospeh McClory, the Company’s Executive Chairman, made short-term interest-free loans to the Company of EUR293,580 (US$305,000). On December 31, 2024, Mr. McClory entered into a cancellation and exchange agreement, pursuant to which he cancelled loans in the amount of EUR293,580 (US$305,000) in exchange for 488,000 of our Class A Ordinary Shares at a price of US$0.625 per share, which is the same price used in the Company’s Series A Preferred Share offering. This price was determined based on the 15-day volume-weighted average price (VWAP) in November 2024. As of December 31, 2024, there is NIL balance of Mr. McClory’s loans on our Consolidated Statement of Financial Position.